Tax regulations	12 Months Ended
Dec. 31, 2025
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Tax regulations
Note 30. Tax regulations
A- General
30.1 International tax reform pillar two model rules (“the model”)
On May 23, 2023, the IASB issued amendments to IAS 12 to apply the pillar two model rules published by the Organization for Economic
Co-operation
and Development (“OECD”), which establish that this model applies to multinational enterprises with revenue in excess of Euros 750 million in their consolidated financial statements, they must pay a global minimum tax of 15%.
The main IASB amendments are:
(i) A mandatory temporary exception to the deferred taxes accounting from the jurisdictional implementation of pillar two income taxes and;
(ii) Disclosure requirements for affected entities to help users of the financial information better understand an entity’s exposure to pillar two income taxes arising from that legislation, particularly before its effective date.
Consequently, the Group assessed the Model’s potential income tax exposure based on the reports prepared by each country and the financial information reported by the subsidiaries and concluded that it has no relevant impact on the consolidated financial statements as of December 31, 2025 and 2024.
The Group keeps track of the Model’s legislative changes and the regulations of the different countries to assess the potential impact that they may have on the Company’s consolidated cash flows, financial position, and profit or loss.
B- Argentina
30.2 Income tax
General
As established by Law 27,630 issued in 2021, the applicable income tax rate for the Company, through its subsidiaries, is 35%.

On December 4, 2023, the AFIP (Administración Federal de Ingresos Públicos, currently denominated Agencia de Recaudación y Control Aduanero “ARCA” by Spanish Acronym) issued General Resolution No. 5,453/2023, which establishes a one-time
payment towards current income tax, for taxpayers who extract hydrocarbons, manufacture oil refinery products, and generate thermal power whose taxable income as of December 31, 2022, before computing prior-year net operating loss, is equal to or higher than ARS 600,000,000, and who have not assessed income tax for that same period, this one-time
payment towards income tax amounts to 15% of such taxable income.
As of December 31, 2024 and 2023, the Company, through its subsidiary Vista Argentina, made payments towards income tax for 2,974 and 3,031, respectively.
Dividends
Law No. 27,541 on “Social Solidarity and Production Reactivation in the Context of a Public Emergency”, enacted through Decree No. 58/2019 suspended the increase in the established a rate by Law No. 27,430 set of 7% rates for the years beginning on or after January 1, 2021, currently in place.
Tax Inflation Adjustment
The Law No. 27,541, issued in the year 2019, amended this distribution and established that a sixth of the positive or negative adjustment for the first and second year beginning January 1, 2019, be charged to the year in which the adjustment is determined and the remainder 5 sixths, in equal parts, to the 5 subsequent tax periods, whereas for years beginning January 1, 2021, 100% of the adjustment may be impute in the year in which it is determined.
On December 1, 2022, was published in the Official Bulletin Law No. 27,701, set forth the option to defer the tax adjustment for inflation for the first 2 fiscal years beginning as from January 1, 2022. Thus, a third of such adjustment may be distributed to the fiscal year in which the adjustment is assessed and the remaining 2 thirds, in equal parts, to the two subsequent fiscal years.
For the year ended December 31, 2023, the Company, through its subsidiary Vista Argentina, applied the aforementioned option having met the necessary conditions, and recognized the final third in the year ended December 31, 2025.
For the years ended December 31, 2025, and 2024, the Company, through its subsidiary Vista Argentina, recognized 100% of the inflation adjustment in the year in which it was assessed.
30.3 Tax for an inclusive and solidary Argentina (“PAIS Tax”)
Law No. 27,541 issued in the year 2019, introduced a tax that is levied on the acquisition of foreign currency for 5 tax years at a 30% rate.
On July 24, 2023, through Decree No. 377/2023, the PEN set forth that PAIS tax shall also be applied to the acquisition of foreign currency for the payments of imports of goods and services, at a 7.5% rate for imports of goods and freight, and at a 25% for imports of services. This tax extension does not apply to imports of goods related to power generation.
On December 13, 2023, through Decree No. 29/2023, the PEN increased the rates under PAIS tax applicable to the acquisition of foreign currency for the payment of imports of goods and freight to 17.50%.
On September 2, 2024, through Presidential Decree No. 777/2024, the Executive reduced to 7.50% the PAIS tax rate applicable to the acquisition of foreign currency for the payment of imports of goods and freight.
On December 22, 2024, the PAIS tax is no longer in effect, as its validity ended, in accordance with Law No. 27,541.

C- Mexico
30.4 Income tax
Pursuant to section 9 of Income Tax Law, the applicable tax rate for this item in Mexico is 30%. This law and subsequent reforms establish as follows:
(i) It limited the deductibility of net interest for the year, equal to the amount resulting from multiplying the taxpayer’s adjusted taxable profit by 30%;
(ii) It amended the Mexican Tax Code (“CFF” by Spanish acronym) to add new circumstances by virtue of which partners, shareholders, directors, managers are considered joint and severally liable;
(iii) the requirement to disclose “reportable schemes” by tax advisors or taxpayers, these schemes are defined as those that generate a tax benefit; and among others
(iv) the considered an organized crime with the related criminal penalties.